Fair Value Loss on Derivative - Investor Options - Summary of Fair Value Adjustment Loss on Investor Options (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2022
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value loss on derivative - investor options	$ 11,223,535	$ 0
2023 Investor options
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value loss on derivative - investor options	11,192,991
2024 Investor options
Disclosure of detailed information about fair value adjustment loss on investor options [line items]
Total fair value loss on derivative - investor options	$ 30,544